Investment in associate - Schedule of Investment in Associate (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Investment in associate	$ 109,423	$ 0
Amex Exploration Inc.
Disclosure of associates [line items]
Fair value of previously held investment	66,271
Consideration for acquisition of investment	43,153
Investment in associate	$ 109,423